Assumptions to Determine Benefit Obligation and Net Periodic Benefit Cost (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2016
Non-U.S. Pension Plans | Minimum
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	90.00%